Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Diversification Shares - Enhanced Municipal Yield

Completion Fund

For the period ended April 30, 2026

Schedule of Investments (unaudited)

April 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.87%

MUNICIPAL BONDS 98.87%

Corporate-Backed 16.81%
Arkansas Development Finance Authority-US Steel Corp AMT	5.70%		5/1/2053	BB+		$1,000,000	$1,024,730
Arkansas Development Finance Authority-Weyerhaeuser Co AMT	3.875%	#(a)	10/15/2065	BBB		2,270,000	2,271,486
Baldwin County Industrial Development Authority-Novelis Corp AL AMT†	5.00%	#(a)	6/1/2055	BB		1,750,000	1,788,923
Black Ridge Infrastructure Financing District-Black Ridge Assessment Area UT	5.50%		12/1/2040	NR		2,000,000	2,026,830
Build NYC Resource Corp.-Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR		2,010,000	2,012,771
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR		1,410,000	1,422,408
California Infrastructure & Economic Development Bank-DesertXpress Enterprises LLC AMT†	12.00%	#(a)	1/1/2065	NR		1,265,000	733,700
California Municipal Finance Authority-Clay Lacy Santa Ana LLC AMT†(b)	5.00%		1/1/2041	NR		350,000	351,012
California Pollution Control Financing Authority-Poseidon Resources Channelside LP AMT†	5.00%		11/21/2045	Baa2		2,000,000	2,000,546
Chandler Industrial Development Authority-Intel Corp AZ AMT	4.00%	#(a)	6/1/2049	BBB		2,270,000	2,293,093
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/15/2027	BB+	(c)	1,500,000	1,523,871
Florida Development Finance Corp.-Waste Pro USA Inc AMT†	4.45%	#(a)	7/1/2037	NR		1,000,000	1,018,574
Florida Development Finance Corp.-Waste Pro USA Inc AMT†	4.50%		7/1/2032	NR		3,800,000	3,805,106
Fort Bend County Industrial Development Corp.-NRG Energy Inc TX	4.75%		5/1/2038	Baa2		800,000	800,228
Grapevine Wash Local District-Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR		750,000	747,428
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	4.75%		5/1/2031	NR		835,000	861,970
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	5.60%		5/1/2044	NR		1,900,000	1,978,365
Illinois Finance Authority-LRS Holdings LLC AMT†	7.375%	#(a)	9/1/2042	NR		1,000,000	1,139,914

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

April 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
Industrial Development Board of The City of Kingsport Tennessee-Domtar Paper Co LLC TN AMT†	5.25%	#(a)	12/1/2054	B		$2,000,000	$1,914,451
Iowa Finance Authority-Howmet Aerospace Inc	4.75%		8/1/2042	BBB+		2,905,000	2,905,574
Iowa Finance Authority-Iowa Fertilizer Co LLC	5.00%		12/1/2050	AA+		100,000	113,185
Louisiana Local Government Environmental Facilities & Community Development Authority-Westlake Corp	3.50%		11/1/2032	BBB		4,440,000	4,335,900
Louisiana Public Facilities Authority-Waste Pro USA Inc LA AMT†	4.375%	#(a)	5/1/2053	NR		2,000,000	2,022,740
Maryland Economic Development Corp.-Core Natural Resources Inc†	5.00%	#(a)	7/1/2048	NR		1,200,000	1,277,284
Matagorda County Navigation District No. 1-AEP Texas Inc	2.60%		11/1/2029	BBB+		1,590,000	1,549,538
Matagorda County Navigation District No. 1-AEP Texas Inc (AMBAC)	4.40%		5/1/2030	BBB+		3,060,000	3,181,641
Mission Economic Development Corp.-Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-		1,600,000	1,603,948
Mississippi Business Finance Corp.-Waste Pro USA Inc AMT†	4.375%	#(a)	2/1/2048	NR		1,250,000	1,256,255
New Hampshire Business Finance Authority-Reworld Holding Corp†	4.625%		11/1/2042	B-		1,750,000	1,542,149
New York City Industrial Development Agency-TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+		1,010,000	1,010,666
New York Liberty Development Corp.-3 World Trade Center LLC†	5.00%		11/15/2044	NR		4,695,000	4,698,746
New York Transportation Development Corp.-American Airlines Inc AMT	3.00%		8/1/2031	BB	(c)	1,000,000	959,541
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2031	B+		3,000,000	2,995,660
New York Transportation Development Corp.-American Airlines Inc AMT	5.375%		8/1/2036	B+		1,000,000	1,038,828
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		10/1/2035	Baa2		3,500,000	3,657,291
Niagara Area Development Corp.-Reworld Holding Corp NY AMT†	4.75%		11/1/2042	B-		1,250,000	1,118,046
Ohio Air Quality Development Authority-American Electric Power Co Inc AMT	2.60%	#(a)	6/1/2041	BBB		115,000	111,429
Ohio Air Quality Development Authority-AMG Vanadium LLC AMT†	5.00%		7/1/2049	B3		1,000,000	911,705

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

April 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Parish of St. James-NuStar Logistics LP LA†	6.35%		7/1/2040	BB+	$2,500,000	$2,708,135
Phenix City Industrial Development Board-WestRock Coated Board LLC AL AMT	4.125%		5/15/2035	BBB	2,575,000	2,575,401
Phenix City Industrial Development Board AL	3.625%		5/15/2030	BBB	45,000	45,003
Port of Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	5.00%		1/1/2039	NR	1,100,000	1,074,845
Port of Seattle Industrial Development Corp.-Delta Air Lines Inc WA AMT	5.00%		4/1/2030	BBB-	1,000,000	1,001,186
Public Finance Authority-Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2036	NR	300,000	290,144
Public Finance Authority-Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR	1,000,000	937,964
Tulsa Airports Improvement Trust-American Airlines Inc OK AMT	5.50%		12/1/2035	NR	1,260,000	1,260,099
Tuscaloosa County Industrial Development Authority-Hunt Refining Co AL†	5.25%		5/1/2044	NR	1,000,000	1,007,469
Village Community Development District No. 15 FL†	5.00%		5/1/2043	NR	990,000	1,009,498
Total						77,915,276

Education 9.32%
Arizona Industrial Development Authority-BASIS Schools Inc Obligated Group†	5.00%		7/1/2037	BB+	2,000,000	2,005,183
Arlington Higher Education Finance Corp.-BASIS Texas Charter Schools Inc†	5.125%		6/15/2040	Ba2	600,000	616,012
California Enterprise Development Authority-Milken Community School	5.00%		7/1/2033	BBB+	400,000	445,338
Capital Trust Agency, Inc.-Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%		6/15/2039	NR	830,000	814,439
Clifton Higher Education Finance Corp.-Aristoi Classical Academy TX	5.00%		8/15/2040	BB	3,000,000	2,944,329
Development Authority Of The City Of Marietta-Life University Inc GA†	5.00%		11/1/2037	B1	1,500,000	1,461,170
District of Columbia-Georgetown University	5.00%	#(a)	4/1/2060	A-	1,000,000	1,100,849
Dutchess County Local Development Corp.-Bard College NY	5.00%		7/1/2045	BBB+	1,550,000	1,559,249

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

April 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Florida Development Finance Corp.-Renaissance Charter School Inc Series 2025 Obligated Group†	5.50%		6/15/2040	Ba1	$900,000	$948,824
Florida Higher Educational Facilities Financing Authority-Keiser University Obligated Group†	6.00%		7/1/2045	BB+	2,500,000	2,553,904
Illinois Finance Authority-Illinois Institute of Technology	5.00%		9/1/2036	Ba2	1,725,000	1,693,237
Industrial Development Authority of the City of Phoenix Arizona-BASIS Schools Inc Obligated Group AZ†	5.00%		7/1/2035	BB+	1,000,000	1,000,172
Iowa Higher Education Loan Authority-University of Dubuque	5.00%		10/1/2031	BBB-	1,440,000	1,519,570
Massachusetts Development Finance Agency-Emerson College	5.00%		10/1/2043	Baa3	1,500,000	1,466,715
Massachusetts Development Finance Agency-Emerson College	5.25%		1/1/2042	BBB+	2,010,000	2,018,051
Massachusetts Development Finance Agency-Emmanuel College	5.00%		10/1/2036	Baa3	1,465,000	1,465,800
Massachusetts Development Finance Agency-Suffolk University	5.50%		7/1/2041	Baa3	2,995,000	3,196,616
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board-Lipscomb University Obligated Group TN	5.00%		10/1/2036	BBB-	1,000,000	1,012,601
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board-Lipscomb University Obligated Group TN	5.00%		10/1/2037	BBB-	1,000,000	1,009,589
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board-Lipscomb University Obligated Group TN	5.00%		10/1/2038	BBB-	1,585,000	1,595,723
New York City Industrial Development Agency-Yankee Stadium LLC NY (FGIC)	3.304% (CPI YoY + 0.89%	)	3/1/2027	Baa1	255,000	255,345
Ohio Air Quality Development Authority-Duke Energy Corp AMT	4.25%	#(a)	11/1/2039	BBB	1,500,000	1,512,859
Oklahoma Development Finance Authority-Oklahoma City University Obligated Group	5.00%		8/1/2044	BBB-	1,490,000	1,434,873
Public Finance Authority-UMA Education Inc WI†	5.00%		10/1/2034	BB+	2,500,000	2,574,858

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

April 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Public Finance Authority-Wingate University WI	5.25%		10/1/2038	BBB-	$1,000,000	$989,025
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.00%		6/15/2034	NR	1,730,000	1,752,302
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.00%		6/15/2044	NR	1,670,000	1,561,442
South Carolina Jobs-Economic Development Authority-American Leadership Academy-Lexington	5.50%		6/15/2033	NR	1,850,000	1,824,731
Troy Capital Resource Corp.-Rensselaer Polytechnic Institute NY(b)	5.00%		9/1/2039	A3	820,000	892,975
Total						43,225,781

General Obligation 5.29%
Black Desert Public Infrastructure District UT GO†	3.75%		3/1/2041	NR	1,000,000	906,711
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	1,745,000	1,847,139
Chicago Board of Education IL GO	5.00%		12/1/2030	BB+	1,000,000	1,017,674
Chicago Board of Education IL GO	5.00%		12/1/2032	BB+	1,105,000	1,118,585
Chicago Board of Education IL GO	5.00%		12/1/2040	BB+	4,000,000	3,958,129
Chicago Board of Education IL GO	5.25%		12/1/2039	BB+	1,765,000	1,752,322
City of Chicago IL GO	6.00%		1/1/2044	BBB	1,000,000	1,084,857
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	1,005,787	729,793
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	5,130,000	4,997,436
Commonwealth of Puerto Rico GO	4.00%		7/1/2041	NR	5,106,000	4,784,499
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	209,773	213,681
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR	124,000	130,566
Jefferson County Civic Facility Development Corp.-Samaritan Medical Center Obligated NY	5.00%		11/1/2037	BB	885,000	881,293
Pennsylvania Economic Development Financing Authority-Commonwealth of Pennsylvania Department of Transportation AMT	5.50%		6/30/2038	Baa2	1,000,000	1,085,583
Total						24,508,268

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

April 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care 18.99%
Astoria Hospital Facilities Authority-Columbia Lutheran Charities Obligated Group OR	5.00%	8/1/2036	BBB		$750,000	$806,174
Astoria Hospital Facilities Authority-Columbia Lutheran Charities Obligated Group OR	5.00%	8/1/2041	BBB+	(c)	1,250,000	1,250,912
Berks County Municipal Authority-Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR		1,556,000	1,168,953
Berks County Municipal Authority-Tower Health Obligated Group PA	5.00%	6/30/2039	NR		3,075,000	2,891,005
Bucks County Industrial Development Authority-Grand View Hospital/Sellersville Obligated Group PA	4.00%	7/1/2046	BBB+		245,000	219,901
Buffalo & Erie County Industrial Land Development Corp.-Catholic Health System Obligated Group NY	5.00%	7/1/2030	B		1,105,000	1,104,939
Buffalo & Erie County Industrial Land Development Corp.-Catholic Health System Obligated Group NY	5.00%	7/1/2040	B		350,000	336,969
Build NYC Resource Corp.-RiverSpring Health Senior Living Inc Obligated Group NY	5.00%	12/15/2031	NR		1,500,000	1,491,501
California Health Facilities Financing Authority-Adventist Health System/West Obligated Group	5.25%	12/1/2040	BBB+		4,230,000	4,599,184
California Municipal Finance Authority Palomar Health Obligated Group AG	5.25%	11/1/2035	AA		1,000,000	1,050,524
California Statewide Communities Development Authority-Loma Linda University Medical Center Obligated Group†	5.00%	12/1/2026	BB+		100,000	100,097
California Statewide Communities Development Authority-Loma Linda University Medical Center Obligated Group†	5.00%	12/1/2036	BB+		1,000,000	1,000,812
California Statewide Communities Development Authority-Loma Linda University Medical Center Obligated Group†	5.25%	12/1/2043	BB+		1,475,000	1,504,801
California Statewide Communities Development Authority-Loma Linda University Medical Center Obligated Group	5.25%	12/1/2044	BB+		635,000	635,249
California Statewide Communities Development Authority-Loma Linda University Medical Center Obligated Group†	5.25%	12/1/2048	BB+		2,500,000	2,519,528

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

April 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Capital Trust Authority-AIDS Healthcare Foundation Obligated Group FL	4.75%	12/1/2042	Baa2	$500,000	$503,171
City of Minneapolis-Fairview Health Services Obligated Group MN	4.00%	11/15/2037	BBB+	2,660,000	2,635,258
City of Minneapolis-Fairview Health Services Obligated Group MN	5.00%	11/15/2035	BBB+	2,890,000	2,966,552
City of Tallahassee-Tallahassee Memorial HealthCare Inc FL	5.00%	12/1/2044	Baa1	2,340,000	2,340,074
Connecticut State Health & Educational Facilities Authority-Nuvance Health Obligated Group	4.00%	7/1/2041	BBB+	560,000	527,016
Connecticut State Health & Educational Facilities Authority-Nuvance Health Obligated Group	5.00%	7/1/2033	BBB+	130,000	134,855
County of Cuyahoga-MetroHealth System OH	5.00%	2/15/2037	BBB-	2,000,000	2,007,844
County of Cuyahoga-MetroHealth System OH	5.00%	2/15/2042	BBB-	750,000	744,872
County of Muskingum-Genesis Healthcare System Obligated Group OH	5.00%	2/15/2044	BB+	2,025,000	2,024,932
County of Washington-Marietta Area Health Care Inc Obligated Group OH	6.625%	12/1/2042	NR	1,500,000	1,596,939
Doylestown Hospital Authority-Doylestown Hospital Obligated Group PA†	5.00%	7/1/2031	NR	30,000	31,707
Dutchess County Local Development Corp.-Nuvance Health Obligated Group NY	4.00%	7/1/2034	BBB+	580,000	580,265
Dutchess County Local Development Corp.-Nuvance Health Obligated Group NY	5.00%	7/1/2046	BBB+	2,925,000	2,892,572
Greeneville Health & Educational Facilities Board-Ballad Health Obligated Group TN	5.00%	7/1/2036	A-	500,000	514,190
Greeneville Health & Educational Facilities Board-Ballad Health Obligated Group TN	5.00%	7/1/2037	A-	500,000	513,269
King County Public Hospital District No. 4 WA	6.625%	12/1/2045	NR	1,500,000	1,519,682
Lakewood Ranch Stewardship District Series 2025 Assessment Southeast FL	5.50%	5/1/2040	NR	2,145,000	2,322,541
Maryland Health & Higher Educational Facilities Authority-TidalHealth Obligated Group	4.00%	7/1/2036	A-	2,800,000	2,817,458
Massachusetts Development Finance Agency-Boston Medical Center Corp Obligated Group	5.00%	7/1/2033	BBB	1,000,000	1,001,736

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

April 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Massachusetts Development Finance Agency-Boston Medical Center Corp Obligated Group	5.00%	7/1/2035	BBB	$260,000	$260,377
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%	7/1/2036	BBB-	2,000,000	2,025,556
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%	7/1/2044	BBB-	3,330,000	3,287,301
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.50%	10/1/2037	BBB-	1,855,000	2,034,588
Minnesota Agricultural & Economic Development Board-Fairview Health Services Obligated Group(b)	5.00%	11/15/2036	BBB+	1,500,000	1,663,747
Monroe County Industrial Development Corp.-Rochester Regional Health Obligated Group NY	5.00%	12/1/2032	BBB+	845,000	849,052
New Jersey Economic Development Authority-Bancroft Neurohealth Obligated Group	5.00%	6/1/2036	NR	1,000,000	1,000,221
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2034	BBB-	500,000	488,224
New York State Dormitory Authority-Catholic Health System Obligated Group	3.00%	7/1/2033	B	160,000	137,296
New York State Dormitory Authority-Catholic Health System Obligated Group	4.00%	7/1/2038	B	2,205,000	1,931,311
New York State Dormitory Authority-Catholic Health System Obligated Group	4.00%	7/1/2039	B	1,585,000	1,373,059
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2031	Ba3	1,000,000	998,962
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	8/1/2036	BBB-	425,000	407,303
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	8/1/2038	BBB-	720,000	674,789
New York State Dormitory Authority-Montefiore Obligated Group	5.00%	11/1/2035	BBB-	1,360,000	1,474,590
New York State Dormitory Authority-Montefiore Obligated Group	5.00%	11/1/2036	BBB-	1,620,000	1,748,673
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.00%	10/1/2030	BBB-	250,000	265,749
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%	8/15/2038	BB+	650,000	657,912

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

April 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.25%	8/15/2043	BB+		$2,225,000	$2,245,103
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.50%	8/15/2041	NR		285,000	292,260
Palm Beach County Health Facilities Authority-Lifespace Communities Inc Obligated Group FL	5.00%	5/15/2033	BBB	(c)	1,000,000	1,009,169
Palomar Health Obligated Group CA	5.00%	11/1/2036	CCC+		50,000	49,504
Philadelphia Authority for Industrial Development-Greater Philadelphia Health Action Inc PA	6.00%	6/1/2045	BBB-	(c)	650,000	697,022
Public Finance Authority-Bancroft Neurohealth Obligated Group WI†	4.625%	6/1/2036	NR		125,000	122,897
Public Finance Authority-Bancroft Neurohealth Obligated Group WI†	5.00%	6/1/2036	NR		1,480,000	1,480,076
Public Finance Authority-RBS Evolution LLC WI†	10.00%	11/1/2038	NR		150,000	167,106
Rhode Island Health & Educational Building Corp.-Care New England Health System Obligated Group	5.00%	9/1/2031	NR		1,250,000	1,251,181
Rockland County Economic Assistance Corp.-Bon Secours Health System Inc Obligated Group NY	6.50%	11/1/2030	NR		3,000,000	3,081,522
South Carolina Jobs-Economic Development Authority-Wesley Commons Obligated Group	5.50%	10/1/2045	NR		775,000	791,785
Southeastern Ohio Port Authority-Marietta Area Healthcare Inc Obligated Group	5.50%	12/1/2043	B	(c)	1,250,000	1,221,753
Vermont Educational & Health Buildings Financing Agency-University of Vermont Health Network Obligated Group	5.00%	12/1/2035	A		500,000	500,369
Washington State Housing Finance Commission-Horizon House Obligated Group	4.375%	1/1/2033	BB	(c)	2,865,000	2,853,202
Westchester County Health Care Corp Obligated Group NY	5.00%	11/1/2046	BB		2,045,000	1,908,791
Westchester County Local Development Corp.-QSH/Tarrytown LLC NY†	6.00%	12/1/2045	NR		725,000	744,700
Total						88,050,632

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

April 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing 6.82%
California Housing Finance Agency	3.25%		8/20/2036	BBB+	$928,629	$896,149
California Municipal Finance Authority	4.327%	#(a)	11/20/2040	AA-	1,991,684	1,976,153
California Municipal Finance Authority	4.327%	#(a)	11/20/2040	BBB	1,105,385	1,045,489
California Municipal Finance Authority-CHF-Davis I LLC	5.00%		5/15/2037	Baa3	1,405,000	1,450,534
Idaho Housing & Finance Association (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2056	Aa1	500,000	563,634
Indiana Finance Authority-SFP-PUFW I LLC	4.00%		7/1/2034	BBB-	250,000	251,360
Miami-Dade County Industrial Development Authority-PRG-Casa Properties LLC FL†	5.375%	#(a)	7/1/2065	NR	2,400,000	2,482,052
Michigan State Housing Development Authority	6.00%		12/1/2056	AA+	2,000,000	2,223,705
Nebraska Investment Finance Authority (FHLMC), (FNMA), (GNMA)	6.25%		9/1/2055	AAA	1,000,000	1,109,187
New Hampshire Business Finance Authority	4.125%	#(a)	4/20/2043	AA-	2,498,122	2,451,722
New Hampshire Business Finance Authority	4.219%	#(a)	11/20/2042	BBB	1,444,814	1,348,959
New Hampshire Business Finance Authority	4.375%		9/20/2036	BBB	985,870	1,002,763
New Hampshire Business Finance Authority	4.75%	#(a)	6/20/2041	AA-	1,993,911	2,053,799
New Hampshire Business Finance Authority	5.75%		4/28/2042	BBB	646,020	664,702
New York City Housing Development Corp.-8 Spruce NY Owner LLC	5.25%		12/15/2031	NR	750,000	772,868
Oklahoma Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.50%		3/1/2057	Aaa	2,995,000	3,416,353
Pennsylvania Housing Finance Agency	6.25%		10/1/2055	Aa1	3,000,000	3,390,772
South Dakota Housing Development Authority (FHLMC), (FNMA), (GNMA)	6.00%		11/1/2056	AAA	1,500,000	1,684,992
Texas Department of Housing & Community Affairs (GNMA)	6.25%		1/1/2056	AA+	2,000,000	2,240,601
Washington State Housing Finance Commission	3.50%		12/20/2035	BBB+	629,362	607,560
Total						31,633,354

Lease Obligations 1.99%
Metropolitan Pier & Exposition Authority-State of Illinois McCormick Place Expansion Project Fund	Zero Coupon		6/15/2036	A	4,025,000	2,744,216
New Jersey Economic Development Authority-State of New Jersey Motor Vehicle Surcharge Revenue	4.00%		7/1/2034	Baa2	1,870,000	1,874,056

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

April 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Transportation Trust Fund Authority-State of New Jersey (AG)	Zero Coupon		12/15/2034	AA	$2,000,000	$1,499,824
Pennsylvania Economic Development Financing Authority-PA Bridges Finco LP	5.00%		6/30/2042	BBB	3,105,000	3,106,205
Total						9,224,301

Other Revenue 2.98%
Allentown Neighborhood Improvement Zone Development Authority-Allentown Neighborhood Improvement Zone Total Waterfront Revenue PA†	6.00%		5/1/2042	NR	1,935,000	1,997,831
Allentown Neighborhood Improvement Zone Development Authority PA†	5.50%		5/1/2032	Ba2	1,450,000	1,560,148
Brooklyn Arena Local Development Corp.-Brooklyn Events Center LLC NY	5.00%		7/15/2042	Ba1	3,380,000	3,390,634
Illinois Finance Authority-Field Museum of Natural History	3.698% (SOFR * .70 + 1.15%	)#	11/1/2034	A1	1,065,000	1,066,893
Industrial Development Authority of the City of Phoenix Arizona-BASIS Schools Inc Obligated Group AZ†	5.00%		7/1/2046	BB+	2,000,000	1,909,995
Public Finance Authority-Inperium Inc Obligated Group WI†	5.00%		12/1/2034	NR	205,000	213,892
Public Finance Authority-Inperium Inc Obligated Group WI†	5.50%		12/1/2044	NR	1,500,000	1,539,247
Territory of Guam	5.00%		1/1/2036	Baa3	1,950,000	2,120,437
Total						13,799,077

Pollution Control 1.26%
Baldwin County Industrial Development Authority-Novelis Corp AL AMT†	4.30%	#(a)	3/1/2056	BB	1,000,000	980,794
Finance Authority of Maine-Casella Waste Systems Inc AMT†	4.625%	#(a)	12/1/2047	B+	500,000	521,826
Finance Authority of Maine-Casella Waste Systems Inc AMT†	5.00%		8/1/2035	B+	1,050,000	1,104,143
Florida Development Finance Corp.-GFL Solid Waste Southeast LLC AMT†	4.375%	#(a)	10/1/2054	BB	3,225,000	3,244,426
Total						5,851,189

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

April 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax 1.75%
Allentown Neighborhood Improvement Zone Development Authority-Allentown Neighborhood Improvement Zone Center City Investment Corp Revenue PA†	5.25%	5/1/2042	NR	$370,000	$382,820
Allentown Neighborhood Improvement Zone Development Authority-Allentown Neighborhood Improvement Zone Total Waterfront Revenue PA†	5.25%	5/1/2042	NR	250,000	256,017
American Samoa Economic Development Authority†	5.00%	9/1/2033	Ba3	1,000,000	1,045,523
City of North Las Vegas Special Improvement District No 67 Apex Moonwater West NV†	6.50%	6/1/2045	NR	1,000,000	1,032,532
Industrial Development Authority of the City of St. Louis Missouri	3.875%	11/15/2029	NR	255,000	249,265
Industrial Development Authority of the City of St. Louis Missouri	4.375%	11/15/2035	NR	595,000	577,145
New York City Industrial Development Agency-Yankee Stadium LLC (AG)	3.00%	3/1/2038	AA	2,000,000	1,822,943
New York City Industrial Development Agency-Yankee Stadium LLC NY (AG)	3.00%	3/1/2036	AA	1,655,000	1,568,157
Peninsula Town Center Community Development Authority VA†	4.50%	9/1/2028	NR	130,000	131,041
West Villages Improvement District Unit of Development No. 7 FL	4.25%	5/1/2029	NR	315,000	317,382
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT	5.75%	12/1/2044	NR	700,000	724,745
Total					8,107,570

Tax Revenue 4.28%
City of Garden City-STAR Bond District KS†	4.25%	6/1/2033	NR	250,000	249,818
City of Wichita Bond District Phase III KS†(b)	4.125%	9/1/2033	NR	410,000	409,776
Downtown Daybreak Public Infrastructure District No. 1-City of South Jordan South Station Housing and Transit Reinvestment Zone Tax Allocation UT†	5.00%	3/1/2041	NR	600,000	607,367
Matching Fund Special Purpose Securitization Corp.-United States Virgin Islands Federal Excise Tax	5.00%	10/1/2032	NR	1,000,000	1,040,786

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

April 30, 2026

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tax Revenue (continued)
Mida Mountain Village Public Infrastructure District-Military Installation Development Authority Military Recreation Facilities Project Area Tax Allocation UT†	5.50%	6/15/2039	NR		$375,000	$386,488
Mida Mountain Village Public Infrastructure District Tax Allocation UT†	5.25%	6/1/2045	NR		875,000	895,350
Military Installation Development Authority Military Recreation Facilities Project Area UT	4.00%	6/1/2041	NR		2,965,000	2,809,854
Public Finance Authority-Southeast Overtown Park West Community Redevelopment Agency Tax Allocation WI†	5.00%	6/1/2041	NR		2,100,000	2,110,553
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR		4,813,000	4,770,461
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR		2,053,000	2,034,855
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.50%	7/1/2034	NR		4,550,000	4,550,260
Total						19,865,568

Tobacco 0.51%
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CC		20,114	18,650
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2036	NR		1,000,000	571,579
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-		2,100,000	1,759,831
Total						2,350,060

Transportation 19.93%
Alameda Corridor Transportation Authority CA (NATL)	Zero Coupon	10/1/2034	A-		1,000,000	756,354
Build NYC Resource Corp.-TRIPS Obligated Group NY AMT	5.50%	7/1/2042	BBB+		1,635,000	1,790,974
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	6/30/2031	BB+	(c)	2,125,000	2,200,578
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2035	BB+	(c)	50,000	51,363
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2043	BB+	(c)	1,000,000	1,013,335
Chicago O’Hare International Airport-TRIPS Obligated Group IL AMT	5.00%	7/1/2038	BBB+		1,050,000	1,071,045

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

April 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
City & County of Denver-United Airlines Inc CO AMT	5.00%		10/1/2032	BB+		$1,000,000	$1,000,864
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.25%		7/15/2034	Ba2		1,000,000	1,067,110
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.50%		7/15/2035	Ba2		500,000	540,879
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.50%		7/15/2036	Ba2		1,890,000	2,031,288
County of Lee Airport Revenue FL AMT	5.00%	#(a)	10/1/2056	A2		1,225,000	1,317,597
Eagle County Airport Terminal Corp. CO AMT	5.00%		5/1/2041	Baa2		580,000	581,618
Illinois Finance Authority-Centerpoint Joliet Terminal Railroad LLC AMT†	4.80%	#(a)	12/1/2043	BBB+		4,250,000	4,399,022
Maryland Economic Development Corp.-Purple Line Transit Partners LLC AMT	5.00%		12/31/2040	Baa3		1,500,000	1,546,950
New Jersey Economic Development Authority-DRP Urban Renewal 4 LLC AMT†	6.375%		1/1/2035	NR		1,000,000	1,049,276
New York Transportation Development Corp.-Delta Air Lines Inc AMT	4.00%		1/1/2036	Baa2		1,140,000	1,126,087
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		10/1/2040	Baa2		1,370,000	1,406,491
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.625%		4/1/2040	Baa2		6,000,000	6,356,566
New York Transportation Development Corp.-Delta Air Lines Inc AMT	6.00%		4/1/2035	Baa2		1,180,000	1,298,159
New York Transportation Development Corp.-Empire State Thruway Partners LLC AMT	2.50%		10/31/2031	BBB-	(c)	500,000	446,917
New York Transportation Development Corp.-JFK International Air Terminal LLC	4.00%		12/1/2040	Baa1		2,000,000	1,936,206
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	4.00%		12/1/2042	Baa1		2,710,000	2,527,875
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	5.00%		12/1/2032	Baa1		2,950,000	3,207,529
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	5.00%		12/1/2035	Baa1		1,680,000	1,799,672
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	5.00%		12/1/2036	Baa1		300,000	319,690
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	5.00%		12/1/2039	Baa1		4,645,000	4,878,922
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	5.00%		12/1/2041	Baa1		1,185,000	1,236,146

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

April 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp.-JFK NTO LLC AMT	6.00%		6/30/2040	Baa3	$1,425,000	$1,606,791
New York Transportation Development Corp.-JFK NTO LLC AMT	6.00%		6/30/2041	Baa3	1,250,000	1,403,051
New York Transportation Development Corp.-JFK NTO LLC AMT	6.00%		6/30/2054	Baa3	2,040,000	2,122,454
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%		7/1/2033	Baa2	1,835,000	1,830,744
New York Transportation Development Corp.-Laguardia Gateway Partners LLC (AG) AMT	4.00%		7/1/2031	AA	1,000,000	1,000,056
New York Transportation Development Corp.-Laguardia Gateway Partners LLC AMT	5.00%		7/1/2041	Baa2	2,515,000	2,515,927
Pennsylvania Economic Development Financing Authority-PA Bridges Finco LP	5.00%		12/31/2034	BBB	2,240,000	2,243,737
Pennsylvania Economic Development Financing Authority-PA Bridges Finco LP	5.00%		12/31/2038	BBB	1,100,000	1,100,812
Public Finance Authority-Million Air Three Obligated Group WI AMT†	5.50%		9/1/2030	NR	200,000	207,514
Public Finance Authority-Million Air Three Obligated Group WI AMT†	5.75%		9/1/2035	NR	250,000	260,123
Public Finance Authority-Sky Harbour Capital III LLC Obligated Group WI AMT†	6.00%	#(a)	7/1/2060	NR	2,500,000	2,541,222
Texas Private Activity Bond Surface Transportation Corp.-LBJ Infrastructure Group LLC	4.00%		6/30/2037	Baa1	4,105,000	4,071,454
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2037	Baa1	1,065,000	1,125,674
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners Segments 3 LLC AMT	5.50%		6/30/2040	Baa1	1,900,000	2,001,693
Tulsa Municipal Airport Trust Trustees-American Airlines Inc OK AMT	6.25%		12/1/2035	B+	1,360,000	1,533,722
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	4.00%		1/1/2039	BBB	1,035,000	1,015,642
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	4.00%		1/1/2040	BBB	3,155,000	3,062,865
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	4.00%		1/1/2041	BBB	2,470,000	2,366,234

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

April 30, 2026

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	4.00%		1/1/2042	BBB	$1,025,000	$969,686
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%		1/1/2033	BBB	1,000,000	1,074,888
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%		1/1/2036	BBB	350,000	368,734
Virginia Small Business Financing Authority-Elizabeth River Crossings OpCo LLC AMT	4.00%		7/1/2030	BBB	1,030,000	1,050,495
Virginia Small Business Financing Authority-Elizabeth River Crossings OpCo LLC AMT	4.00%		7/1/2033	BBB	1,000,000	1,009,211
Virginia Small Business Financing Authority-Elizabeth River Crossings OpCo LLC AMT	4.00%		1/1/2036	BBB	4,000,000	3,972,620
Virginia Small Business Financing Authority-Elizabeth River Crossings OpCo LLC AMT	4.00%		1/1/2038	BBB	2,130,000	2,088,620
Virginia Small Business Financing Authority-Elizabeth River Crossings OpCo LLC AMT	4.00%		1/1/2039	BBB	3,000,000	2,912,278
Total						92,414,760

Utilities 8.94%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1	1,035,000	1,043,254
Black Belt Energy Gas District AL	5.00%		10/1/2035	A2	1,500,000	1,505,414
Black Belt Energy Gas District AL	5.00%		6/1/2036	Baa2	5,000,000	5,157,132
Black Belt Energy Gas District AL†	5.50%	#(a)	11/1/2056	BBB-	3,365,000	3,565,734
California Pollution Control Financing Authority-Poseidon Resources Channelside LP AMT†	5.00%		7/1/2037	Baa2	220,000	220,257
Delaware State Economic Development Authority-NRG Energy Inc	4.00%	#(a)	10/1/2045	BBB-	4,680,000	4,686,793
Florida Development Finance Corp.-Waste Pro USA Inc AMT	3.00%		6/1/2032	NR	2,000,000	1,864,447
Guam Government Waterworks Authority	5.00%		7/1/2035	A-	610,000	676,752
Guam Government Waterworks Authority	5.00%		7/1/2036	A-	585,000	640,989
Guam Government Waterworks Authority	5.00%		7/1/2037	A-	820,000	891,342
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	2,600,000	2,598,528
Main Street Natural Gas, Inc. GA	5.00%	#(a)	5/1/2054	A3	1,160,000	1,224,343
Maricopa County Pollution Control Corp.-El Paso Electric Co AZ	3.60%		2/1/2040	Baa2	130,000	121,552
Maricopa County Pollution Control Corp.-El Paso Electric Co AZ	3.60%		4/1/2040	Baa2	105,000	98,190
Minnesota Municipal Gas Agency	5.00%		9/1/2035	Baa1	5,000,000	5,199,061

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

April 30, 2026

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Ohio Air Quality Development Authority-Ohio Valley Electric Corp		3.25%		9/1/2029	Baa3		$1,040,000	$1,034,468
Ohio Air Quality Development Authority-Ohio Valley Electric Corp AMT		4.125%		1/1/2036	Baa3		950,000	948,390
Pennsylvania Economic Development Financing Authority-Talen Energy Supply LLC		5.25%	#(a)	12/1/2038	B+		1,100,000	1,101,192
Puerto Rico Commonwealth Aqueduct & Sewer Authority†		5.00%		7/1/2033	NR		1,000,000	1,046,272
Southeast Energy Authority A Cooperative District AL		5.00%		11/1/2035	Baa1		5,155,000	5,282,918
Southeast Energy Authority A Cooperative District AL(d)		5.00%	#(a)	1/1/2056	A1		1,500,000	1,537,113
Tennessee Energy Acquisition Corp.		5.625%		9/1/2026	BBB	(c)	1,000,000	1,007,321
Total								41,451,462
Total Municipal Bonds (cost $453,486,436)								458,397,298

WARRANTS 0.00%
Construction & Engineering 0.00%
BL Train Holdings West LLC* (cost $0)		11.50%		12/1/2035	NR		10,512	31,536	(e)
Total Long-Term Investments (cost $453,486,436)								458,428,834

	Interest Rate#	Interest Rate Reset Date(f)		Final Maturity Date

SHORT-TERM INVESTMENTS 0.76%

VARIABLE RATE DEMAND NOTES 0.45%
Utilities
New York City Municipal Water Finance Authority – New York City Water & Sewer System (cost $2,100,000)	3.500%	5/21/2026		6/15/2041	AA+		2,100,000	2,100,000

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

April 30, 2026

Investments	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 0.31%
Repurchase Agreement dated 4/30/2026, 3.250% due 5/1/2026 with Fixed Income Clearing Corp. collateralized by $1,425,500 of U.S. Treasury Note at 3.750% due 6/30/2027; value: $1,441,669; proceeds: $1,413,513 (cost $1,413,385)	$1,413,385	$1,413,385
Total Short-Term Investments (cost $3,513,385)		3,513,385
Total Investments in Securities 99.63% (cost $456,999,821)		461,942,219
Other Assets and Liabilities – Net 0.37%		1,702,021
Net Assets 100.00%		$463,644,240

AG	AG Insured by Assured Guaranty, Inc.
AMBAC	Insured by AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by Financial Guaranty Insurance Company.
FHLMC	Insured by Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
NATL	Insured by National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
TRIPS	Tax Refund Intercept Programs.
YoY	Year on Year Inflation Rates.
#	Variable rate security. The interest rate represents the rate in effect at April 30, 2026.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2026, the total value of Rule 144A securities was $99,558,535, which represents 21.47% of net assets.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	This investment has been rated by Fitch IBCA.
(d)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(e)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$458,397,298	$–	$458,397,298
Warrants	–	–	31,536	31,536
Short-Term Investments
Variable Rate Demand Notes	–	2,100,000	–	2,100,000
Repurchase Agreements	–	1,413,385	–	1,413,385
Total	$–	$461,910,683	$31,536	$461,942,219

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	19

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on May 1, 2001. The Trust consists of eight funds as of April 30, 2026. This report covers Lord Abbett Diversification Shares: Enhanced Municipal Yield Completion Fund (the “Fund”). The Fund is diversified within the meaning of the 1940 Act. The Fund commenced operations on April 9, 2024.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option-adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk

20

Notes to Schedule of Investments (unaudited)(continued)

inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of April 30, 2026 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

21

Notes to Schedule of Investments (unaudited)(concluded)

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of April 30, 2026, the Fund did not have any securities on loan.

22

QPHR-EMYC-3Q
(06/26)